Supplement dated June 26, 2014 to the Wilmington Funds

Statement of Additional Information dated August 31, 2013 (the “SAI”)

The broker commissions paid by the Wilmington Funds (the “Funds”), which are disclosed in the middle column of the tables presented on page 134 and 135 of the SAI under the section titled “Fees Paid by the Funds for Services,” are supplemented as follows:

Wilmington Large-Cap Value Fund

Amount paid to an affiliated broker-dealer, M&T Securities, Inc. (“M&T Securities”), was $65,053, $0, and $0 for the respective fiscal years ended April 30, 2013, April 30, 2012 and April 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 65%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 86%.

Wilmington Large-Cap Growth Fund

Amount paid M&T Securities was $18,404, $0, and $0 for the respective fiscal years ended April 30, 2013, April 30, 2012 and April 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 23%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 38%.

Wilmington Small-Cap Growth Fund

Amount paid to M&T Securities was $270,065, $0, and $0 for the respective fiscal years ended April 30, 2013, April 30, 2012 and April 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 59%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 33%.

Wilmington Large-Cap Strategy Fund

Amount paid to M&T Securities was $55,649, $63,345, and $174,710 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 100%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 100%.

Wilmington Small-Cap Strategy Fund

Amount paid to M&T Securities was $37,946, $62,314, and $89,479 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 100%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 100%.

Wilmington Multi-Manager International Fund

Amount paid to M&T Securities was $110,095, $81,438, and $158,399 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 26%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 23%.

Wilmington Multi-Manager Alternatives Fund

Amount paid to M&T Securities was $4,594 and $0 for the respective fiscal years or periods ended April 30, 2013 and April 30, 2012, respectively. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 3%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 4%.

Wilmington Multi-Manager Real Asset Fund

Amount paid to M&T Securities was $12,739, $46,510, and $42,653 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 9%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 4%.

Wilmington Strategic Allocation Conservative Fund

Amount paid to M&T Securities was $4,152, $0, and $0 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 93%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 91%.

Wilmington Strategic Allocation Aggressive Fund

Amount paid to an M&T Securities was $3,380, $0, and $0 for the respective fiscal years or periods ended April 30, 2013, April 30, 2012 and June 30, 2011. The percentage of the Fund’s aggregate brokerage commissions paid to M&T Securities during the most recent fiscal year was 81%. In addition, the percentage of the Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through M&T Securities during the most recent fiscal year was 80%.

Please keep this Supplement for future reference.

SP-WT-SAI-001-0614